Subsequent events - Additional Information (Detail) - MHSC Shares Buy Back [Member] - Common Stock [Member] - Subsequent Event [Member] ¥ in Millions	Jun. 29, 2021 JPY (¥) shares
Sale of Stock, Consideration Received on Transaction | ¥	¥ 370,000
Sale of Stock, Transaction Date	Jun. 29, 2021
Number of shares | shares	1,205,211,726